U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO International Funds, Inc.
               7800 East Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

               INVESCO International Growth Fund

3.    Investment Company Act File Number: 811-7758

      Securities Act File Number:   033-63498

4(a)  Last day of fiscal year for which this Form is filed: June 18, 1999

4(b)  ____  Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c)  ____  Check box if this is the last time the  issuer  will be filing  this
            Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                    $244,845,564
                                                         ------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                             $284,254,890*
                                                         -------------

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 1, 1995 that were
            not  previously used to reduce
            registration fees payable to the
            Commission                                   $0
                                                         --

      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]                 $284,254,890*
                                                         -------------

      (v)   Net sales - if item 5(i) is greater
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]                              $0
                                                         --

      (vi)  Redemption  credits available for use in
            future years - if item 5(i)is less than
            item 5(iv)[subtract item 5(iv) from item
            5(i)]                                        $13,722,747**
                                                         -------------

      (vii) Multiplier for determining
            registration fee (See Instruction C.9)       x0.000278
                                                         ---------

      (viii)Registration fee due [multiply item 5(v)
            by item 5(vii)] (enter "0" if no fee is due):= $0
                                                         ----

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here:
      _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      _______________.

7.    Interest due - if this Form is being filed more than
      90 days after the end of the Issuer's fiscal year
      (see instruction D)                                  :      +$0
                                                                  ---

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                    =$0
                                                                  ---

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                                  ___   Wire Transfer
                                  ___   Mail or other means

*Includes redemptions of $25,686,579 issued in the exchange out merger of INVESCO International Growth Fund into the INVESCO International Blue Chip Fund.

**  Net redemptions of $39,409,326 less $25,686,579 redeemed in merger.

                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

               INVESCO International Funds, Inc.
                  INVESCO International Growth Fund





                              By:/s/ Mark H. Williamson
                                 ----------------------
                                     Mark H. Williamson
                                     President

Date: September 14, 1999